Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2013
Property and equipment

Property and equipment consisted of the following:

	As of December 31,
	2012	2013
	US$	US$

Buildings	37,657	182,320
Office equipment	12,789	16,329
Motor vehicles	1,935	2,747
Leasehold improvement	4,463	6,454
Land	37,421	37,421

Total	94,265	245,271
Less: Accumulated depreciation	(14,701)	(23,829)

	79,564	221,442